Acquisitions and Divestiture (Tables)	12 Months Ended
Dec. 31, 2011
DxS Ltd and SABiosciences Corporation [Member]
Final Allocation of Purchase Price and Transaction Costs for Acquisitions of DxS and SABiosciences, Corbett and Biosystems Business
As of December 31, 2011, the preliminary purchase price allocations are as follows:

(in thousands)	Cellestis acquisition	Ipsogen acquisition	Total
Purchase price:
Cash consideration paid	$372,452	$57,436	$429,888
Fair value of remaining shares	—	42,437	42,437
	$372,452	$99,873	$472,325

Preliminary allocation:
Working capital	$16,893	$15,246	$32,139
Fixed and other long-term assets	1,112	2,429	3,541
Developed technology, licenses and know-how	67,200	36,400	103,600
Customer relationships	42,600	10,600	53,200
Tradenames	12,000	1,500	13,500
Goodwill	270,860	52,095	322,955
Deferred tax liability on fair value of identifiable intangible assets acquired	(37,981)	(16,485)	(54,466)
Liabilities assumed	(232)	(1,912)	(2,144)
	$372,452	$99,873	$472,325

Corbett Life Science Pty.Ltd and Biosystems Business [Member]
Final Allocation of Purchase Price and Transaction Costs for Acquisitions of DxS and SABiosciences, Corbett and Biosystems Business
As of December 31, 2010, the final allocation of the purchase price and transaction costs for the acquisitions of DxS and SABiosciences are follows:

(in thousands)	DxS Acquisition	SABiosciences Acquisition	Total
Purchase Price:
Cash consideration paid	$94,823	$97,586	$192,409
Fair value of milestones	17,599	—	17,599
	$112,422	$97,586	$210,008
Final Allocation:
Working capital	$263	$10,503	$10,766
Fixed and other long-term assets	2,199	2,215	4,414
Product technology and know how	16,400	26,400	42,800
Purchased in-process research and development	1,400	1,700	3,100
Customer relationships	54,900	8,400	63,300
Tradename	4,100	1,900	6,000
Goodwill	55,417	62,433	117,850
Deferred tax liability on fair value of identifiable intangible assets acquired	(21,522)	(15,965)	(37,487)
Liabilities assumed	(735)	—	(735)
	$112,422	$97,586	$210,008